Supplemental Statements of Cash Flows Information (Tables)	12 Months Ended
Jan. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Cash Flows Information
Supplemental disclosures of cash flows information for the fiscal years ended January 31, 2021 and 2020 were as follows (in thousands):

	Year Ended January 31,
	2021	2020
Interest paid	$40	$63
Income taxes paid, net	336	498
Seismic equipment purchases included in accounts payable at year-end	—	812